Equity Method Investment - Equity Method Investment (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Apr. 01, 2026	Aug. 29, 2024
Equity Method Investments [Roll Forward]
Opening balance		$ 400		$ 400	$ 300	$ 300
Share options expense to employees of acquiree				0		100
Equity in net income (loss)	$ 0	(6)	$ 0	0	0	0
Dividends received				(100)
Step acquisition and consolidation from April 1, 2026 (note 9)				(300)		0
Closing balance	0			0		400
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investment	0	$ (6)	$ 0	0	$ 0	0
Equity method investments	$ 0			0		400
Share options expense to employees of acquiree				$ 0		$ 100
2020 Bulkers Management AS
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%			40.00%			54.00%	40.00%